Taxation - Current and Deferred Portions of Income Tax (Benefit)/Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current and deferred portion of income tax expense
Current income tax expense	¥ 328,391		¥ 169,299	¥ 831,675
Deferred income tax expense	(67,550)	$ (9,514)	33,341	(396,257)
Income tax expense	¥ 260,841	$ 36,739	¥ 202,640	¥ 435,418